UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue, 22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      638,766
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PENN WEST ENERGY TR          TR UNIT         707885109   10,400   518,800 SH       SOLE                  518,800      0    0
ADVANTAGE OIL & GAS LTD      COM             00765F101    3,762   595,300 SH       SOLE                  595,300      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    4,360   179,700 SH       SOLE                  179,700      0    0
APACHE CORP                  COM             037411105   41,841   428,000 SH       SOLE                  428,000      0    0
ARCH COAL INC                COM             039380100    6,918   259,000 SH       SOLE                  259,000      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100    1,034   121,400 SH       SOLE                  121,400      0    0
BRIGHAM EXPLORATION CO       COM             109178103   10,493   559,600 SH       SOLE                  559,600      0    0
CABOT OIL & GAS CORP         COM             127097103    7,913   262,800 SH       SOLE                  262,800      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    6,405   149,100 SH       SOLE                  149,100      0    0
CANADIAN NAT RES LTD         COM             136385101   33,763   975,800 SH       SOLE                  975,800      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   42,195 1,862,900 SH       SOLE                1,862,900      0    0
CHEVRON CORP NEW             COM             166764100   52,204   644,100 SH       SOLE                  644,100      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,281   134,200 SH       SOLE                  134,200      0    0
CIMAREX ENERGY CO            COM             171798101   30,555   461,700 SH       SOLE                  461,700      0    0
CLOUD PEAK ENERGY INC        COM             18911Q102    2,657   145,600 SH       SOLE                  145,600      0    0
COMPLETE PRODUCTION SERVICES COM             20453E109      493    24,100 SH       SOLE                   24,100      0    0
CONCHO RES INC               COM             20605P101   11,614   175,515 SH       SOLE                  175,515      0    0
CONSOL ENERGY INC            COM             20854P109      525    14,200 SH       SOLE                   14,200      0    0
ENI S P A                    SPONSORED ADR   26874R108    7,898   182,900 SH       SOLE                  182,900      0    0
EOG RES INC                  COM             26875P101    9,167    98,600 SH       SOLE                   98,600      0    0
EQT CORP                     COM             26884L109    6,624   183,700 SH       SOLE                  183,700      0    0
EXCO RESOURCES INC           COM             269279402    6,183   415,800 SH       SOLE                  415,800      0    0
EASTMAN CHEM CO              COM             277432100    2,612    35,300 SH       SOLE                   35,300      0    0
EL PASO CORP                 COM             28336L109   17,476 1,411,592 SH       SOLE                1,411,592      0    0
ENERGEN CORP                 COM             29265N108   11,576   253,200 SH       SOLE                  253,200      0    0
F M C CORP                   COM NEW         302491303    2,613    38,200 SH       SOLE                   38,200      0    0
FLUOR CORP NEW               COM             343412102    7,088   143,100 SH       SOLE                  143,100      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    8,857   298,200 SH       SOLE                  298,200      0    0
GARDNER DENVER INC           COM             365558105    5,427   101,100 SH       SOLE                  101,100      0    0
GOODRICH PETE CORP           COM NEW         382410405    4,438   304,600 SH       SOLE                  304,600      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208    2,596    84,505 SH       SOLE                   84,505      0    0
HALLIBURTON CO               COM             406216101   17,610   532,500 SH       SOLE                  532,500      0    0
HELMERICH & PAYNE INC        COM             423452101   22,706   561,200 SH       SOLE                  561,200      0    0
HESS CORP                    COM             42809H107   28,720   485,800 SH       SOLE                  485,800      0    0
HOLLY CORP                   COM PAR $0.01   435758305   12,308   428,100 SH       SOLE                  428,100      0    0
LUBRIZOL CORP                COM             549271104    5,574    52,600 SH       SOLE                   52,600      0    0
MASTEC INC                   COM             576323109    2,584   250,400 SH       SOLE                  250,400      0    0
MURPHY OIL CORP              COM             626717102   29,895   482,801 SH       SOLE                  482,801      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    7,071   159,000 SH       SOLE                  159,000      0    0
NEWFIELD EXPL CO             COM             651290108    8,266   143,900 SH       SOLE                  143,900      0    0
NORTHERN OIL & GAS INC NEV   COM             665531109    1,188    70,141 SH       SOLE                   70,141      0    0
NUCOR CORP                   COM             670346105    5,107   133,700 SH       SOLE                  133,700      0    0
OIL STS INTL INC             COM             678026105    9,649   207,277 SH       SOLE                  207,277      0    0
ONEOK INC NEW                COM             682680103    6,801   151,000 SH       SOLE                  151,000      0    0
PPG INDS INC                 COM             693506107    2,264    31,100 SH       SOLE                   31,100      0    0
PATRIOT COAL CORP            COM             70336T104    1,491   130,700 SH       SOLE                  130,700      0    0
PATTERSON UTI ENERGY INC     COM             703481101    1,213    71,000 SH       SOLE                   71,000      0    0
PEABODY ENERGY CORP          COM             704549104    2,142    43,700 SH       SOLE                   43,700      0    0
PIONEER DRILLING CO          COM             723655106    3,187   499,500 SH       SOLE                  499,500      0    0
PRIDE INTL INC DEL           COM             74153Q102   24,674   838,400 SH       SOLE                  838,400      0    0
RELIANCE STEEL & ALUMINUM CO COM             759509102    2,043    49,200 SH       SOLE                   49,200      0    0
REX ENERGY CORPORATION       COM             761565100      305    23,800 SH       SOLE                   23,800      0    0
ROWAN COS INC                COM             779382100   10,260   337,937 SH       SOLE                  337,937      0    0
STATOIL ASA                  SPONSORED ADR   85771P102    2,385   113,700 SH       SOLE                  113,700      0    0
SUNCOR ENERGY INC NEW        COM             867224107   14,254   437,900 SH       SOLE                  437,900      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    3,332   124,827 SH       SOLE                  124,827      0    0
SWIFT ENERGY CO              COM             870738101    3,416   121,638 SH       SOLE                  121,638      0    0
WHITING PETE CORP NEW        COM             966387102   24,999   261,739 SH       SOLE                  261,739      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   18,586   289,100 SH       SOLE                  289,100      0    0
CORE LABORATORIES N V        COM             N22717107    3,768    42,800 SH       SOLE                   42,800      0    0